Property, equipment, intangible assets and leases - Summary of intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 820,975	R$ 713,562	R$ 553,452
Additions	82,412	217,569	146,368
Business combinations	60,037	70,598	105,504
Write-offs	(19,626)	(17,211)	(22,064)
Transfers	0	(5)	6,142
Foreign Exchange	(3,987)	(426)
Amortization in the year	(95,629)	(163,112)	(75,840)
Ending balance	844,182	820,975	713,562
Software
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	152,332	115,153	66,310
Additions	13,655	146,761	117,129
Business combinations	0	1,734	8,143
Write-offs	(7,337)	(13,536)	(22,064)
Transfers	10,125	51,994	2,857
Foreign Exchange	(3,986)	(971)
Amortization in the year	(76,450)	(148,803)	(57,222)
Ending balance	88,339	152,332	115,153
Goodwill
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	542,745	474,366	382,500
Additions	0	0	0
Business combinations	60,037	68,379	91,866
Write-offs	(156)	0	0
Transfers	(7,404)	0	0
Foreign Exchange	0	0
Amortization in the year	0	0	0
Ending balance	595,222	542,745	474,366
Customer list
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	92,489	58,285	60,599
Additions	13,000	40,000	1,188
Business combinations	0	0	2,181
Write-offs	(12,133)	0	0
Transfers	(21,189)	0	0
Foreign Exchange	0	0
Amortization in the year	(10,663)	(5,796)	(5,683)
Ending balance	61,504	92,489	58,285
Trademarks
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,567	10,748	16,488
Additions	0	0	0
Business combinations	0	485	3,314
Write-offs	0	(1,000)	0
Transfers	18,468	485	0
Foreign Exchange	0	341
Amortization in the year	(8,495)	(8,492)	(9,054)
Ending balance	12,540	2,567	10,748
Other intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,842	55,010	27,555
Additions	55,757	30,808	28,051
Business combinations	0	0	0
Write-offs	0	(2,675)	0
Transfers	0	(52,484)	3,285
Foreign Exchange	(1)	204
Amortization in the year	(21)	(21)	(3,881)
Ending balance	86,577	30,842	55,010
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,082,314	877,071
Ending balance	1,124,343	1,082,314	877,071
Cost | Software
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	303,724	219,029
Ending balance	276,195	303,724	219,029
Cost | Goodwill
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	542,745	474,366
Ending balance	595,222	542,745	474,366
Cost | Customer list
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	116,050	76,050
Ending balance	141,252	116,050	76,050
Cost | Trademarks
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	88,877	52,616
Ending balance	25,000	88,877	52,616
Cost | Other intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,918	55,010
Ending balance	86,674	30,918	55,010
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(261,339)	(163,509)
Ending balance	(280,161)	(261,339)	(163,509)
Accumulated amortization | Software
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(151,392)	(103,876)
Ending balance	(187,856)	(151,392)	(103,876)
Accumulated amortization | Goodwill
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Ending balance	0	0	0
Accumulated amortization | Customer list
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(23,561)	(17,765)
Ending balance	(79,748)	(23,561)	(17,765)
Accumulated amortization | Trademarks
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(86,310)	(41,868)
Ending balance	(12,460)	(86,310)	(41,868)
Accumulated amortization | Other intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(76)	0
Ending balance	R$ (97)	R$ (76)	R$ 0